CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash Flows from Operating Activities:
Net income	¥ 279,668	¥ 317,612	¥ 196,814
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	353,434	330,351	315,955
Principal payments received under net investment in leases	489,428	462,475	426,645
Provision for credit losses	7,756	3,939	16,021
Equity in net (income) loss of affiliates (excluding interest on loans)	(24,022)	(13,753)	837
Gains on sales of subsidiaries and affiliates and liquidation losses, net	(26,915)	(187,787)	(23,300)
Bargain purchase gain	(1,174)	0	(4,966)
Gains on sales of securities other than trading	(8,742)	(22,322)	(15,228)
Gains on sales of operating lease assets	(56,932)	(40,148)	(26,358)
Write-downs of long-lived assets	2,297	35,666	3,020
Write-downs of securities	824	730	5,935
Deferred tax provision	29,202	12,208	25,518
Decrease in trading securities	31,855	68,422	12,103
Increase in inventories	(17,527)	(7,053)	(12,061)
(Increase) Decrease in trade notes, accounts and other receivable	12,953	3,562	(12,657)
Increase (Decrease) in trade notes, accounts and other payable	(12,173)	14,943	(1,947)
Increase in policy liabilities and policy account balances	101,743	141,201	230,947
Increase (Decrease) in income taxes payable	(128,948)	92,026	(11,045)
Other, net	(119,639)	(108,702)	(23,819)
Net cash provided by operating activities	913,088	1,103,370	1,102,414
Cash Flows from Investing Activities:
Purchases of lease equipment	(976,502)	(872,994)	(716,737)
Installment loans made to customers	(1,267,070)	(1,202,198)	(1,198,978)
Principal collected on installment loans	1,318,244	1,182,261	1,139,608
Proceeds from sales of operating lease assets	233,452	147,104	138,912
Investment in affiliates, net	(47,611)	(34,804)	(112,922)
Proceeds from sales of investment in affiliates	96,620	47,677	41,730
Purchases of available-for-sale debt securities	(515,865)	(526,478)	(709,349)
Proceeds from sales of available-for-sale debt securities	323,773	239,250	285,836
Proceeds from redemption of available-for-sale debt securities	44,496	90,478	31,859
Purchases of equity securities other than trading	(67,534)	(94,182)	(56,314)
Proceeds from sales of equity securities other than trading	44,211	71,883	30,532
Purchases of property under facility operations	(103,572)	(44,302)	(43,954)
Acquisitions of subsidiaries, net of cash acquired	(206,830)	(87,582)	(82,163)
Sales of subsidiaries, net of cash disposed	19,987	252,921	57,722
Other, net	5,723	22,120	(15,772)
Net cash used in investing activities	(1,098,478)	(808,846)	(1,209,990)
Cash Flows from Financing Activities:
Net increase (decrease) in debt with maturities of three months or less	20,408	96,383	(42,136)
Proceeds from debt with maturities longer than three months	1,820,633	950,244	1,171,350
Repayment of debt with maturities longer than three months	(1,158,517)	(1,160,613)	(1,013,937)
Net increase (decrease) in deposits due to customers	(30,638)	(42,591)	85,737
Cash dividends paid to ORIX Corporation shareholders	(106,290)	(99,395)	(95,164)
Acquisition of treasury stock	(52,071)	(50,001)	(55,443)
Contribution from noncontrolling interests	3,926	25,942	24,487
Purchases of shares of subsidiaries from noncontrolling interests	(46,319)	(2,086)	(4,791)
Net increase (decrease) in call money	5,000	(7,500)	(17,500)
Other, net	(17,824)	(17,001)	(12,719)
Net cash provided by (used in) financing activities	438,308	(306,618)	39,884
Effect of Exchange Rate Changes on Cash, Cash Equivalents and Restricted Cash	22,178	24,331	11,983
Net increase (decrease) in Cash, Cash Equivalents and Restricted Cash	275,096	12,237	(55,709)
Cash, Cash Equivalents and Restricted Cash at Beginning of Year	1,091,812	1,079,575	1,135,284
Cash, Cash Equivalents and Restricted Cash at End of Year	¥ 1,366,908	¥ 1,091,812	¥ 1,079,575